Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net revenues	$ 26,350,543	$ 23,716,978	$ 25,973,963
Net revenues from related parties	24,808,223	13,857,014	21,066,741
Total revenues	51,158,766	37,573,992	47,040,704
Cost of revenues	30,284,897	20,233,998	20,474,072
Cost of revenues from related parties	706,401	1,450,627	5,669,252
Total cost of revenues	30,991,298	21,684,625	26,143,324
Gross profit	20,167,468	15,889,367	20,897,380
Operating expenses:
Selling, general and administrative	13,143,993	10,148,039	12,025,924
Total operating expenses	13,143,993	10,148,039	12,025,924
Income from operations	7,023,475	5,741,328	8,871,456
Interest expense	1,757,396	1,087,051	658,290
Interest income	(73,344)	(38,328)	(26,632)
Government grants	(1,985,061)	(946,164)	(627,748)
Loss from equity method investments, net	560,969	17,023
Other expenses (income)	215,501	(153,546)	(1,162)
Total other expenses (income)	475,461	(33,964)	2,748
Income before income taxes provisions	6,548,014	5,775,292	8,868,708
Income tax provisions	985,253	1,463,745	1,657,279
Net income	5,562,761	4,311,547	7,211,429
Other comprehensive income (loss)
Foreign currency translation adjustment	2,311,620	(378,069)	(1,159,084)
Total comprehensive income	$ 7,874,381	$ 3,933,478	$ 6,052,345
Earnings per common share
Basic (in Dollars per share)	$ 0.51	$ 0.40	$ 0.67
Diluted (in Dollars per share)	$ 0.51	$ 0.40	$ 0.67
Weighted average common shares outstanding
Basic (in Shares)	10,809,000	10,809,000	10,809,000
Diluted (in Shares)	10,809,000	10,809,000	10,809,000